[Picture of Map and Navigational Compass]

ANNUAL REPORT

AUGUST 31, 1999

TEMPLETON WORLD FUND

[FRANKLIN TEMPLETON LOGO]


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[CELEBRATING OVER FIFTY YEARS SEAL]

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.


[Photo of Jeffrey A. Everett, CFA]

JEFFREY A. EVERETT, CFA
Portfolio Manager
Templeton World Fund

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SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Templeton World Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you this annual report of Templeton World Fund, which covers the 12 months ended August 31, 1999. During this time, the investment principles we have followed for the last several years proved successful. The Fund's top 10 equity holdings performed extremely well during the reporting period, with 5 of the 10 each gaining more than 38% in 1999 alone, and Templeton World Fund - Class A posted a one-year cumulative total return of 31.42%, a significant improvement over last year, as shown in the Performance Summary on page 8. The Fund's benchmark, the Morgan Stanley Capital International(R) (MSCI) World Index, provided a total return of 33.51% for the same period.(1)

(1) Source: Standard & Poor's Micropal, Inc. The unmanaged MSCI World Index tracks the performance of approximately 1,450 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 15 of this report.


CONTENTS

Shareholder Letter .........    1

Performance Summary ........    8

Financial Highlights &
Statement of Investments ...   12

Financial Statements .......   25

Notes to Financial
Statements .................   28

Independent Auditors' Report   33

Tax Designation ............   34

Change in Independent
Auditor ....................   36


FUND CATEGORY

[PYRAMID GRAPH]

PAGE

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
8/31/99

European Stocks                                   27.5%
North American Stocks                             24.8%
Asian Stocks                                      15.4%
Latin American Stocks                              6.1%
Australian & New Zealand Stocks                    3.4%
Middle Eastern & African Stocks                    1.0%
Fixed Income Securities                            2.1%
Short-Term Investments & Other Net Assets         19.7%

Our strong performance during the past year was due in large part to our belief in two time-tested Templeton axioms. First, the only way to get a real bargain in the stock market is to buy stocks that others are despondently selling and, second, share prices fluctuate more widely than values. We followed these principles, and many of the undervalued stocks we bought in early 1998 became some of the Fund's leading performers in 1999.

During the year under review, many of our Asian investments increased more quickly than even we expected, contributing significantly to the Fund's performance. This rebound in Asian markets was due largely to two events. In August 1998, the Hong Kong Monetary Authority (HKMA) intervened in the Hong Kong stock market and purchased 15% of the entire market's stocks. The second event occurred several weeks later when the U.S. and Japanese governments pushed the value of the U.S. dollar down 7% against the yen. Following these two interventions, Asian equity markets generally moved higher, particularly benefiting investors who had patiently and painstakingly identified values created by market turbulence during the summers of 1997 and 1998. We believe that without either of these intervention efforts, Asian markets would not have rebounded as quickly as they have.

One of our many Asian investments that has contributed significantly to the Fund's performance and which, in our opinion, has the potential to continue to do so in the future is Development Bank of Singapore Co. Ltd., fgn. In July, it reported that, during the first half of 1999, it had earned 94% of its entire estimated


2
PAGE

1999 earnings. Performance like Development Bank of Singapore's - whose outstanding results were attributed to higher net interest margins, lower than expected bad debt provisions, and strong growth in fee income businesses - demonstrates that the rebound in Asia, which has occurred swiftly, may be far from over.

Our interest in long-term opportunities in Asia also extended to Japan, which for many years has been an underweighted country in the Fund's portfolio, due to our inability to justify valuations based on our analysis of the future earnings potential of Japanese companies. One of the great ironies of the 1990s is that this nation, to which more money is owed than to any other country, actually has one of the weakest banking systems of any developed market in the world. In our opinion, the problem with most Japanese companies is not too much debt but inefficient use of capital. Nomura Securities Co. Ltd. is a good example of this. In 1996, Merrill Lynch & Co. earned eight times the amount of net income as Nomura, although Nomura had twice the capital Merrill Lynch had at the time. However, during the reporting period, Merrill Lynch earned only 6 times as much as Nomura from a similar-sized capital base. In our opinion, the secret to Nomura's improved earnings success is that it is beginning to manage itself more like its global counterparts. Selected companies in Japan appear to be recognizing that capital is an asset to be used to generate income for investors, not to be hoarded, and we believe it is these companies that stand the best chance for success as we head into a new year and century.

TOP 10 COUNTRIES
REPRESENTED IN THE FUND*
Equity Investments
(78.2% of Total Net Assets)
8/31/99


                       % OF TOTAL
  COUNTRY              NET ASSETS
  -------              ----------
  United States          21.1%
  United Kingdom          8.2%
  Hong Kong**             7.4%
  France                  5.0%
  Netherlands             4.9%
  Australia               3.4%
  Brazil                  2.8%
  Japan                   2.5%
  Finland                 2.4%
  Germany                 2.3%


* Does not include fixed-income securities and short-term investments and other net assets.

** Hong Kong reverted to the sovereignty of China on July 1, 1997.


                                                                               3
PAGE

TOP 10 INDUSTRIES*
8/31/99


                               % OF TOTAL
  INDUSTRY                     NET ASSETS
  --------                     ----------
  Banking                         7.6%
  Insurance                       7.0%
  Multi-Industry                  6.4%
  Financial Services              5.4%
  Telecommunications              5.1%
  Real Estate                     4.6%
  Utilities Electrical & Gas      4.4%
  Energy Sources                  4.1%
  Metals & Mining                 3.9%
  Merchandising                   3.7%


* Does not include fixed-income securities and short-term investments and other net assets.


In Europe, many companies benefited from buy-outs and acquisitions, while others enjoyed productivity gains as they restructured themselves. Slowly improving economies should help foster growth in many of these companies' businesses. Among the Fund's largest European holdings were Koninklijke Philips Electronics NV in the Netherlands and ABB Ltd. in Sweden, both of which recorded significant gains during the reporting period. While not at bargain levels at the close of the reporting period, we believe they have excellent prospects and, in our opinion, share prices that do not fully reflect the value of future business opportunities which their respective management teams have outlined.

Also contributing to the Fund's returns was the outperformance of commodity- and cyclical-related stocks, compared to telecommunications stocks. We held significant positions in chemical companies we believed were undervalued, and maintained relatively low exposure to telecommunications stocks that had performed well during the past several years, but which we found expensive.

Despite the overwhelming positive news, there have been some disappointments in 1999. Specifically, our investments in the financial sector have underperformed and, as of August 31, 1999, were compellingly cheap. Many investors have been merciless in their selling of these stocks because of 1) fears of the Internet permanently damaging existing franchises (i.e., Morgan Stanley Dean Witter & Co. and Merrill Lynch),


4
PAGE

2) concerns about rising interest rates, and 3) worries over specific company and industry fundamentals (for example, UNUMProvident and most real estate stocks). Our research indicates, however, that while some of the aforementioned concerns may be legitimate, the magnitude of potential problems has been distorted, and we believe that these stocks remain excellent values.

To pick just one example, investment brokerage stocks could suffer during the fourth quarter of 1999 if stock market volume shrinks and merger activity eases. but, as of August 31, prices of these stocks had fallen significantly because many investors had already taken these possibilities into consideration. Even more importantly, corporate merger activity could begin to surge again, with over $1 trillion in merger activity expected in europe for several years beginning in 2000, compared with only $200 billion in merger work in 1994.

While we purchased most of our financial stocks several years ago on valuations we considered compelling, and increased some positions last summer during the August and September sell-off which made valuations even more compelling, these stocks (particularly insurance-related stocks) continued to suffer as of the close of the reporting period. Nonetheless, our confidence in these investments remains firm, not because of improved pricing, but because of indications that several company reorganizations are being considered. The results of such consolidations and reorganizations could act as a catalyst to improve the industry-wide pricing condition.

TOP 10 EQUITY HOLDINGS
8/31/99


COMPANY,                            % OF TOTAL
INDUSTRY, COUNTRY                   NET ASSETS
-----------------                   ----------
Cheung Kong
Holdings Ltd.,
Multi-Industry, Hong Kong*            2.8%

Development Bank of
Singapore Ltd., fgn.,
Banking, Singapore                    2.3%

Morgan Stanley Dean
Witter & Co.,
Financial Services, U.S.              1.9%

Raytheon Co., A,
Aerospace & Military
Technology, U.S.                      1.8%

National Westminster
Bank PLC,
Banking, United Kingdom               1.7%

Broken Hill Proprietary
Co. Ltd.,
Multi-Industry, Australia             1.6%

Korea Electric Power Corp.,
Utilities Electrical & Gas,
South Korea                           1.6%

Nomura Securities Co. Ltd.,
Financial Services, Japan             1.4%

Hutchison Whampoa Ltd.,
Multi-Industry, Hong Kong*            1.3%

Entergy Corp.,
Utilities Electrical & Gas, U.S.      1.3%


* Hong Kong reverted to the sovereignty of China on July 1, 1997.


                                                                               5
PAGE

Looking forward, we expect good economic news from much of Asia. At the end of the reporting period, earnings estimates throughout the region were rising for the first time since 1993, and we believe long-term economic growth in the area will continue to improve. However, in our opinion, speculation in global equity markets may, at times, be excessive, and we shall continue to adhere to our time-tested value investing discipline by purchasing shares of companies whose long-term economic potential, we believe, is not being appropriately recognized by other investors.

There are, of course, special risks associated with global investing related to market, currency, economic, social, political, and other factors. Emerging markets involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, Mexico's equity market has increased 3,760% in the last 15 years, but has suffered eight quarterly declines of more than 15% during that time.(2) While short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. These risks and other considerations are discussed in the Fund's prospectus.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of August 31, 1999, the end of the reporting period. However, market and economic conditions

(2) Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended June 30, 1999. Market returns are measured in U.S. dollars and do not include reinvested dividends.


6
PAGE

are changing constantly, which can be expected to affect our investment strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We thank you for your continued investment in Templeton World Fund and welcome your comments or suggestions.

Sincerely,



/s/ Jeffrey A. Everett
    -----------------------
    Jeffrey A. Everett, CFA
    Portfolio Manager
    Templeton World Fund


                                                                               7
PAGE

CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:

Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):

Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


PERFORMANCE SUMMARY AS OF 8/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                         CHANGE              8/31/99  8/31/98
-------                         ------              -------  -------
Net Asset Value                 +$2.69              $18.14   $15.45

                                DISTRIBUTIONS (9/1/98 - 8/31/99)
                                --------------------------------
Dividend Income                 $0.3600
Long-Term Capital Gain          $1.3850
     TOTAL                      $1.7450

CLASS B                         CHANGE              8/31/99  1/1/99
-------                         ------              -------  ------
Net Asset Value                 +$2.12              $18.05   $15.93

CLASS C                         CHANGE              8/31/99  8/31/98
-------                         ------              -------  -------
Net Asset Value                 +$2.55              $17.71   $15.16

                                DISTRIBUTIONS (9/1/98 - 8/31/99)
                                --------------------------------
Dividend Income                 $0.2842
Long-Term Capital Gain          $1.3850
     TOTAL                      $1.6692

Templeton World Fund paid distributions derived from long-term capital gains of $1.3850 per share in October, 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).

Past performance is not predictive of future results.


8
PAGE

PERFORMANCE

                                                                            INCEPTION
CLASS A                             1-YEAR        5-YEAR       10-YEAR      (1/17/78)
-------                             ------        ------       -------      ---------
Cumulative Total Return(1)           31.42%        97.39%       223.83%      2,431.96%
Average Annual Total Return(2)       23.89%        13.22%        11.80%         15.81%
Value of $10,000 Investment(3)    $ 12,389      $ 18,604      $ 30,514      $ 238,639

                        8/31/95        8/31/96       8/31/97      8/31/98           8/31/99
                        -------        -------       -------      -------           -------
One-Year
Total Return(4)          9.87%         11.73%         32.70%      -7.80%             31.42%


                                                      INCEPTION
CLASS B                                               (1/1/99)
-------                                               --------
Cumulative Total Return(1)                               13.31%
Aggregate Total Return(2)                                 9.31%
Value of $10,000 Investment(3)                         $10,931

                                                       INCEPTION
CLASS C                              1-YEAR   3-YEAR   (5/1/95)
-------                              ------   ------   --------
Cumulative Total Return(1)           30.39%   57.00%     89.39%
Average Annual Total Return(2)       28.12%   15.84%     15.59%
Value of $10,000 Investment(3)     $12,812  $15,545    $18,750

                         8/31/96        8/31/97    8/31/98       8/31/99
                         -------        -------    -------       -------
One-Year
Total Return(4)          10.88%         31.61%      -8.51%        30.39%

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception; therefore, average annual total returns are not provided.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

(4) One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

                                                                               9
PAGE

AVERAGE ANNUAL TOTAL RETURN
8/31/99


CLASS A
-------
1-Year                          23.89%

5-Year                          13.22%

10-Year                         11.80%

Since Inception (1/17/78)       15.81%



AVERAGE ANNUAL TOTAL RETURN
8/31/99


CLASS C
-------
1-Year                           28.12%

3-Year                           15.84%

Since Inception (5/1/95)         15.59%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

The unmanaged indexes differ from the Fund in composition, do not pay management fees or expenses and include reinvested dividends. One cannot invest directly in an index. Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charges, Fund expenses, account fees, and reinvested distributions.

CLASS A
Total Return Index Comparison
$10,000 Investment (9/1/89 - 8/31/99)


                   TEMPLETON    MSCI WORLD      CPI
                 WORLD FUND -      INDEX
                    CLASS A

09/01/1989          $9,423        $10,000     $10,000
09/30/1989          $9,477        $10,284     $10,032
10/31/1989          $9,130        $9,943      $10,081
11/30/1989          $9,245        $10,341     $10,104
12/31/1989          $9,456        $10,675     $10,119
01/31/1990          $8,811        $10,179     $10,224
02/28/1990          $8,852        $9,744      $10,272
03/31/1990          $8,881        $9,157      $10,328
04/30/1990          $8,532        $9,027      $10,345
05/31/1990          $9,287        $9,979      $10,369
06/30/1990          $9,363        $9,909      $10,425
07/31/1990          $9,514        $10,001     $10,464
08/31/1990          $8,538        $9,067      $10,560
09/30/1990          $7,696        $8,113      $10,649
10/31/1990          $7,533        $8,872      $10,713
11/30/1990          $7,806        $8,728      $10,737
12/31/1990          $7,952        $8,912      $10,737
01/31/1991          $8,465        $9,240      $10,801
02/28/1991          $9,112        $10,097     $10,817
03/31/1991          $9,118        $9,801      $10,833
04/30/1991          $9,266        $9,879      $10,849
05/31/1991          $9,605        $10,104     $10,880
06/30/1991          $9,157        $9,482      $10,914
07/31/1991          $9,605        $9,932      $10,929
08/31/1991          $9,650        $9,902      $10,961
09/30/1991          $9,746        $10,163     $11,010
10/31/1991          $9,871        $10,330     $11,026
11/30/1991          $9,586        $9,881      $11,057
12/31/1991          $10,319       $10,603     $11,066
01/31/1992          $10,377       $10,408     $11,082
02/29/1992          $10,515       $10,230     $11,122
03/31/1992          $10,276       $9,750      $11,178
04/30/1992          $10,551       $9,887      $11,194
05/31/1992          $10,978       $10,282     $11,210
06/30/1992          $10,768       $9,940      $11,250
07/31/1992          $10,790       $9,967      $11,275
08/31/1992          $10,428       $10,211     $11,306
09/30/1992          $10,428       $10,119     $11,338
10/31/1992          $10,241       $9,848      $11,378
11/30/1992          $10,420       $10,025     $11,394
12/31/1992          $10,655       $10,109     $11,387
01/31/1993          $10,794       $10,144     $11,443
02/28/1993          $11,038       $10,386     $11,483
03/31/1993          $11,487       $10,991     $11,524
04/30/1993          $11,724       $11,501     $11,555
05/31/1993          $12,075       $11,769     $11,571
06/30/1993          $11,977       $11,671     $11,587
07/31/1993          $12,319       $11,914     $11,587
08/31/1993          $13,005       $12,462     $11,619
09/30/1993          $12,939       $12,234     $11,643
10/31/1993          $13,566       $12,573     $11,692
11/30/1993          $13,276       $11,864     $11,700
12/31/1993          $14,236       $12,446     $11,699
01/31/1994          $15,096       $13,270     $11,732
02/28/1994          $14,707       $13,100     $11,773
03/31/1994          $14,145       $12,537     $11,813
04/30/1994          $14,435       $12,927     $11,829
05/31/1994          $14,571       $12,962     $11,836
06/30/1994          $14,245       $12,929     $11,876
07/31/1994          $14,915       $13,177     $11,908
08/31/1994          $15,459       $13,576     $11,957
09/30/1994          $15,051       $13,222     $11,988
10/31/1994          $15,192       $13,600     $11,997
11/30/1994          $14,480       $13,013     $12,013
12/31/1994          $14,360       $13,141     $12,013
01/31/1995          $14,239       $12,946     $12,060
02/28/1995          $14,684       $13,138     $12,108
03/31/1995          $14,968       $13,773     $12,149
04/30/1995          $15,566       $14,256     $12,189
05/31/1995          $16,063       $14,381     $12,213
06/30/1995          $16,316       $14,379     $12,237
07/31/1995          $17,117       $15,102     $12,237
08/31/1995          $16,985       $14,768     $12,270
09/30/1995          $17,390       $15,201     $12,293
10/31/1995          $16,775       $14,964     $12,333
11/30/1995          $17,211       $15,487     $12,324
12/31/1995          $17,455       $15,943     $12,316
01/31/1996          $18,146       $16,233     $12,389
02/29/1996          $18,192       $16,335     $12,429
03/31/1996          $18,438       $16,610     $12,493
04/30/1996          $18,918       $17,003     $12,541
05/31/1996          $19,117       $17,021     $12,565
06/30/1996          $19,106       $17,111     $12,573
07/31/1996          $18,427       $16,509     $12,597
08/31/1996          $18,977       $16,702     $12,621
09/30/1996          $19,398       $17,359     $12,661
10/31/1996          $19,727       $17,483     $12,701
11/30/1996          $20,809       $18,466     $12,725
12/31/1996          $21,199       $18,174     $12,725
01/31/1997          $21,853       $18,395     $12,765
02/28/1997          $22,122       $18,610     $12,803
03/31/1997          $22,006       $18,246     $12,835
04/30/1997          $22,506       $18,845     $12,851
05/31/1997          $23,697       $20,012     $12,843
06/30/1997          $24,914       $21,013     $12,858
07/31/1997          $26,169       $21,984     $12,874
08/31/1997          $25,183       $20,517     $12,898
09/30/1997          $26,899       $21,634     $12,931
10/31/1997          $24,705       $20,499     $12,963
11/30/1997          $24,734       $20,865     $12,955
12/31/1997          $25,276       $21,122     $12,940
01/31/1998          $25,231       $21,715     $12,963
02/28/1998          $26,899       $23,187     $12,989
03/31/1998          $28,357       $24,170     $13,015
04/30/1998          $28,387       $24,409     $13,038
05/31/1998          $27,410       $24,107     $13,062
06/30/1998          $27,050       $24,683     $13,077
07/31/1998          $27,110       $24,646     $13,093
08/31/1998          $23,218       $21,363     $13,109
09/30/1998          $23,248       $21,745     $13,124
10/31/1998          $25,333       $23,715     $13,156
11/30/1998          $26,729       $25,129     $13,156
12/31/1998          $26,796       $26,360     $13,148
01/31/1999          $26,527       $26,941     $13,180
02/28/1999          $25,972       $26,228     $13,193
03/31/1999          $27,772       $27,324     $13,233
04/30/1999          $30,598       $28,405     $13,330
05/31/1999          $29,555       $27,371     $13,330
06/30/1999          $30,968       $28,651     $13,330
07/31/1999          $30,564       $28,569     $13,370
08/31/1999          $30,514       $28,523     $13,402


CLASS C
Total Return Index Comparison
$10,000 Investment (5/1/95 - 8/31/99)

[GRAPH]



                 Templeton  MSCI World     CPI
                 World         Index
                 Fund -
                 Class C

05/01/1995         $9,897     $10,000    $10,000
05/31/1995        $10,200     $10,088    $10,020
06/30/1995        $10,354     $10,086    $10,040
07/31/1995        $10,857     $10,593    $10,040
08/31/1995        $10,767     $10,359    $10,067
09/30/1995        $11,018     $10,663    $10,086
10/31/1995        $10,617     $10,497    $10,119
11/30/1995        $10,887     $10,863    $10,112
12/31/1995        $11,038     $11,183    $10,105
01/31/1996        $11,469     $11,387    $10,164
02/29/1996        $11,492     $11,458    $10,197
03/31/1996        $11,633     $11,651    $10,250
04/30/1996        $11,923     $11,927    $10,289
05/31/1996        $12,050     $11,940    $10,309
06/30/1996        $12,035     $12,002    $10,316
07/31/1996        $11,596     $11,581    $10,335
08/31/1996        $11,938     $11,716    $10,355
09/30/1996        $12,191     $12,177    $10,388
10/31/1996        $12,395     $12,264    $10,421
11/30/1996        $13,065     $12,953    $10,441
12/31/1996        $13,297     $12,748    $10,441
01/31/1997        $13,703     $12,904    $10,473
02/28/1997        $13,865     $13,054    $10,505
03/31/1997        $13,776     $12,799    $10,531
04/30/1997        $14,083     $13,219    $10,544
05/31/1997        $14,813     $14,038    $10,537
06/30/1997        $15,566     $14,739    $10,550
07/31/1997        $16,336     $15,421    $10,563
08/31/1997        $15,712     $14,392    $10,583
09/30/1997        $16,774     $15,175    $10,609
10/31/1997        $15,390     $14,379    $10,636
11/30/1997        $15,399     $14,636    $10,629
12/31/1997        $15,721     $14,816    $10,617
01/31/1998        $15,683     $15,232    $10,636
02/28/1998        $16,717     $16,265    $10,657
03/31/1998        $17,608     $16,954    $10,678
04/30/1998        $17,618     $17,122    $10,697
05/31/1998        $16,992     $16,910    $10,717
06/30/1998        $16,764     $17,314    $10,730
07/31/1998        $16,793     $17,288    $10,742
08/31/1998        $14,375     $14,985    $10,755
09/30/1998        $14,384     $15,253    $10,768
10/31/1998        $15,664     $16,635    $10,794
11/30/1998        $16,521     $17,627    $10,794
12/31/1998        $16,542     $18,491    $10,788
01/31/1999        $16,373     $18,898    $10,814
02/28/1999        $16,023     $18,398    $10,825
03/31/1999        $17,124     $19,167    $10,858
04/30/1999        $18,839     $19,925    $10,937
05/31/1999        $18,193     $19,199    $10,937
06/30/1999        $19,050     $20,098    $10,937
07/31/1999        $18,786     $20,040    $10,969
08/31/1999        $18,743     $20,007    $10,996
-

*Source: Morgan Stanley Capital International(R). The unmanaged Morgan Stanley Capital International (MSCI) World Index tracks the performance of approximately 1,450 securities representing the stock markets of 22 countries, and is designed to measure stock market performance. It includes reinvested dividends.

**Source: Consumer Price Index, U.S. Bureau of Labor Statistics (8/31/99). The Consumer Price Index is a commonly used measure of inflation.

One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

Past performance is not predictive of future results.


10
PAGE

TEMPLETON WORLD FUND

CLASS A

If you had invested $10,000 in Templeton World Fund - Class A at inception, it would have been worth more than $238,000 on August 31, 1999. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on January 17, 1978 (inception), with income dividends and capital gains reinvested as shown through August 31, 1999.*

[3-D GRAPH]

Templeton World


                  Principal +   Principal +    Total Value         Principal        Income         Cap Gains
                   Dividends     Cap Gains

         1/17/78    $9,425        $9,425         $9,425               $9,425             $0              $0
      12/29/1978    $11,395       $11,405        $11,452             $11,348            $47             $57
      12/31/1979    $14,406       $14,388        $14,675             $14,119           $287            $269
      12/31/1980    $17,349       $16,973        $17,734             $16,588           $761            $385
      12/31/1981    $17,785       $17,405        $18,837             $16,353         $1,432          $1,052
      12/31/1982    $21,080       $20,021        $22,487             $18,614         $2,466          $1,407
      12/30/1983    $27,121       $26,233        $30,130             $23,224         $3,897          $3,009
      12/31/1984    $26,241       $27,017        $31,561             $21,697         $4,544          $5,320
      12/31/1985    $33,383       $34,640        $41,519             $26,504         $6,879          $8,136
      12/31/1986    $36,327       $40,184        $48,726             $27,785         $8,542         $12,399
      12/31/1987    $33,237       $41,022        $50,394             $23,865         $9,372         $17,157
      12/30/1988    $38,712       $48,297        $60,317             $26,692        $12,020         $21,605
      12/29/1989    $46,883       $57,755        $73,950             $30,688        $16,195         $27,067
      12/31/1990    $38,148       $47,435        $62,190             $23,393        $14,755         $24,042
      12/31/1991    $46,167       $61,438        $80,706             $26,899        $19,268         $34,539
      12/31/1992    $44,660       $63,289        $83,330             $24,619        $20,041         $38,670
      12/31/1993    $55,556       $85,391       $111,333             $29,614        $25,942         $55,777
      12/30/1994    $52,040       $86,977       $112,307             $26,710        $25,330         $60,267
      12/29/1995    $57,767      $106,848       $136,510             $28,105        $29,662         $78,743
      12/31/1996    $68,294      $128,697       $165,794             $31,197        $37,097         $97,500
      12/31/1997    $73,648      $155,737       $197,679             $31,706        $41,942        $124,031
      12/31/1998    $74,362      $165,233       $209,566             $30,029        $44,333        $135,204
      08/31/1999    $84,678      $188,155       $238,639             $34,194        $50,484        $153,961


* Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to Class A shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.

Past performance is not predictive of future results.


                                                                              11

PAGE

TEMPLETON WORLD FUND
Financial Highlights

                                                                                     CLASS A
                                                        ------------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                        ------------------------------------------------------------------
                                                          1999++         1998          1997          1996          1995
                                                        ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..................        $15.45        $19.66        $16.21        $16.76        $17.06
                                                        ------------------------------------------------------------------
Income from investment operations:
 Net investment income..............................           .33           .42           .45           .41           .33
 Net realized and unrealized gains (losses).........          4.10         (1.59)         4.47          1.29          1.11
                                                        ------------------------------------------------------------------
Total from investment operations....................          4.43         (1.17)         4.92          1.70          1.44
                                                        ------------------------------------------------------------------
Less distributions from:
 Net investment income..............................          (.36)         (.44)         (.43)         (.37)         (.28)
 Net realized gains.................................         (1.38)        (2.60)        (1.04)        (1.88)        (1.46)
                                                        ------------------------------------------------------------------
Total distributions.................................         (1.74)        (3.04)        (1.47)        (2.25)        (1.74)
                                                        ------------------------------------------------------------------
Net asset value, end of year........................        $18.14        $15.45        $19.66        $16.21        $16.76
                                                        ==================================================================
Total Return*.......................................        31.42%       (7.80)%        32.70%        11.73%         9.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).....................    $9,115,995    $7,852,041    $8,649,994    $6,483,146    $5,868,967
Ratios to average net assets:
 Expenses...........................................         1.04%         1.04%         1.03%         1.03%         1.05%
 Net investment income..............................         1.99%         2.34%         2.58%         2.66%         2.18%
Portfolio turnover rate.............................        35.81%        43.36%        39.16%        22.05%        34.05%

*Total return does not reflect sales commissions.
++Based on average weighted shares outstanding.
 12


PAGE

TEMPLETON WORLD FUND
Financial Highlights (continued)

                                                                    CLASS B
                                                                ----------------
                                                                  PERIOD ENDED
                                                                AUGUST 31, 1999+
                                                                ----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $15.93
                                                                     ------
Income from investment operations:
 Net investment income......................................            .15
 Net realized and unrealized gains..........................           1.97
                                                                ----------------
Total from investment operations............................           2.12
                                                                ----------------
Net asset value, end of period..............................         $18.05
                                                                ================
Total Return*...............................................         13.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $9,261
Ratios to average net assets:
 Expenses...................................................          1.85%**
 Net investment income......................................          1.27%**
Portfolio turnover rate.....................................         35.81%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999. Based on average weighted shares outstanding.
                                                                              13
PAGE

TEMPLETON WORLD FUND
Financial Highlights (continued)

                                                                                   CLASS C
                                                        -------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                        -------------------------------------------------------------
                                                         1999++         1998          1997         1996        1995+
                                                        -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year..................      $15.16        $19.39        $16.04       $16.71      $15.36
                                                        -------------------------------------------------------------
Income from investment operations:
 Net investment income..............................         .20           .33           .34          .45         .03
 Net realized and unrealized gains (losses).........        4.02         (1.61)         4.39         1.11        1.32
                                                        -------------------------------------------------------------
Total from investment operations....................        4.22         (1.28)         4.73         1.56        1.35
                                                        -------------------------------------------------------------
Less distributions from:
 Net investment income..............................        (.29)         (.35)         (.34)        (.35)         --
 Net realized gains.................................       (1.38)        (2.60)        (1.04)       (1.88)         --
                                                        -------------------------------------------------------------
Total distributions.................................       (1.67)        (2.95)        (1.38)       (2.23)         --
                                                        -------------------------------------------------------------
Net asset value, end of year........................      $17.71        $15.16        $19.39       $16.04      $16.71
                                                        =============================================================
Total Return*.......................................      30.39%       (8.51)%        31.61%       10.88%       8.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).....................    $417,439      $325,319      $207,679      $58,619      $7,623
Ratios to average net assets:
 Expenses...........................................       1.81%         1.80%         1.83%        1.84%       1.82%**
 Net investment income..............................       1.22%         1.66%         1.92%        2.14%       1.37%**
Portfolio turnover rate.............................      35.81%        43.36%        39.16%       22.05%      34.05%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.
 14


PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 75.2%
AEROSPACE & MILITARY TECHNOLOGY 2.2%
Boeing Co. .................................................    United States            607,000     $   27,504,687
Hong Kong Aircraft Engineering Co. Ltd. ....................      Hong Kong              125,000            220,537
Raytheon Co., A.............................................    United States          2,530,015        169,827,257
Rolls-Royce PLC.............................................    United Kingdom         4,058,398         16,134,793
                                                                                                     --------------
                                                                                                        213,687,274
                                                                                                     --------------
APPLIANCES & HOUSEHOLD DURABLES .8%
Guangdong Kelon Electrical Holdings. Ltd., H................        China                618,700            633,428
Laox Co. Ltd. ..............................................        Japan                 60,000            475,535
Sony Corp. .................................................        Japan                561,500         72,616,809
                                                                                                     --------------
                                                                                                         73,725,772
                                                                                                     --------------
AUTOMOBILES 2.6%
Autoliv Inc., SDR...........................................        Sweden                17,000            592,808
Delphi Automotive Systems Corp. ............................    United States            505,200          9,472,500
Fiat SpA, di Risp...........................................        Italy                 10,571            169,862
Ford Motor Co. .............................................    United States          1,569,400         81,804,975
General Motors Corp. .......................................    United States            722,820         47,796,472
Volkswagen AG...............................................       Germany               771,365         46,481,514
Volvo AB, B.................................................        Sweden             2,333,326         65,261,933
Weifu Fuel Injection Co. Ltd., B............................        China                206,100             99,797
                                                                                                     --------------
                                                                                                        251,679,861
                                                                                                     --------------
BANKING 7.3%
*Banca Nazionale Del Lavoro SpA.............................        Italy              8,468,850         27,560,102
Banco Popular Espanol SA....................................        Spain                422,216         30,927,573
*Bangkok Bank Public Co. Ltd., fgn. ........................       Thailand           17,828,000         45,319,515
Bank Handlowy W Warszawie SA, GDR, 144A.....................        Poland                16,400            241,900
Banque Nationale de Paris BNP...............................        France               774,243         59,208,020
*Banque Nationale De Paris, wts., 7/01/02...................        France               133,341          1,170,387
Credit Suisse Group, Reg D..................................     Switzerland             111,530         21,053,119
Development Bank of Singapore Ltd., fgn. ...................      Singapore           18,769,657        215,077,112
Foreningssparbanken AB, A...................................        Sweden                12,000            180,167
*Hambrecht & Quist Group....................................    United States              3,000            114,562
HSBC Holdings PLC...........................................      Hong Kong            8,466,732        104,946,196
Kookmin Bank, GDR, 144A.....................................     South Korea               6,939             92,809
Merita AS...................................................       Finland               123,100            650,119
National Australia Bank Ltd. ...............................      Australia            1,896,282         28,622,623
National Westminster Bank PLC...............................    United Kingdom         8,005,242        163,732,177
Unibanco Uniao de Bancos Brasileiros SA, GDR................        Brazil                 7,500            131,250
Unidanmark AS, A............................................       Denmark                 4,883            320,488
                                                                                                     --------------
                                                                                                        699,348,119
                                                                                                     --------------

                                                                              15
PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING .5%
*Scholastic Corp. ..........................................    United States            337,900     $   13,389,288
South China Morning Post Ltd. ..............................      Hong Kong           19,438,700         12,328,879
Television Broadcasts Ltd. .................................      Hong Kong              153,000            681,738
*Wolters Kluwer NV..........................................     Netherlands             615,650         22,889,760
                                                                                                     --------------
                                                                                                         49,289,665
                                                                                                     --------------
BUILDING MATERIALS & COMPONENTS 1.7%
Anglian Group PLC...........................................    United Kingdom           148,240            754,417
Caradon PLC.................................................    United Kingdom        10,418,187         29,064,582
Cementos Diamante SA, ADR, 144A.............................       Colombia               28,500             30,281
Cemex SA....................................................        Mexico            14,548,095         64,216,988
CSR Ltd. ...................................................      Australia            8,399,444         21,406,811
Det Danske Traelastkompagni AS..............................       Denmark                 4,300            359,194
Gujarat Ambuja Cements Ltd. ................................        India              1,955,586         23,889,484
Gujarat Ambuja Cements Ltd., GDR, Reg S.....................        India                576,000          7,372,800
Gujarat Ambuja Cements Ltd., GDR, 144A......................        India                647,000          8,281,600
Hepworth PLC................................................    United Kingdom           129,400            474,397
Heywood Williams Group PLC..................................    United Kingdom           105,000            445,724
Nichiha Corp. ..............................................        Japan                 30,100            373,350
Pioneer International Ltd. .................................      Australia              322,014            820,684
Svedala Industri, A.........................................        Sweden                28,500            596,985
Williams PLC................................................    United Kingdom            37,000            210,907
                                                                                                     --------------
                                                                                                        158,298,204
                                                                                                     --------------
BUSINESS & PUBLIC SERVICES 1.3%
Columbia HCA Healthcare Corp. ..............................    United States          4,912,900        120,980,162
Koninklijke Ahrend NV.......................................     Netherlands              10,000            144,706
                                                                                                     --------------
                                                                                                        121,124,868
                                                                                                     --------------
CHEMICALS 3.0%
Akzo Nobel NV...............................................     Netherlands           1,070,644         49,814,490
BASF AG.....................................................       Germany               369,860         16,525,036
Cookson Group PLC...........................................    United Kingdom        13,006,742         48,311,772
DSM NV, Br. ................................................     Netherlands             500,361         58,848,901
Hoechst AG..................................................       Germany               617,950         26,108,265
Imperial Chemical Industries PLC............................    United Kingdom         5,119,600         58,241,820
Kemira OY...................................................       Finland             5,423,800         30,935,854
                                                                                                     --------------
                                                                                                        288,786,138
                                                                                                     --------------
CONSTRUCTION & HOUSING
Fletcher Challenge Building Ltd., ADR.......................     New Zealand              15,600            208,650
Hollandsche Beton Groep NV..................................     Netherlands              27,693            327,607
                                                                                                     --------------
                                                                                                            536,257
                                                                                                     --------------

 16
PAGE


TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DATA PROCESSING & REPRODUCTION 1.4%
*3Com Corp. ................................................    United States              3,900     $       96,769
Compaq Computer Corp. ......................................    United States             13,000            301,437
*Computer Horizons Corp. ...................................    United States             10,000            130,000
International Business Machines Corp. ......................    United States            600,000         74,737,500
*Intuit Inc. ...............................................    United States            146,100         13,085,081
*Newbridge Networks Corp. ..................................        Canada             1,623,400         44,542,038
*Smart Modular Technologies Inc. ...........................    United States             20,000            416,250
                                                                                                     --------------
                                                                                                        133,309,075
                                                                                                     --------------
ELECTRICAL & ELECTRONICS 2.8%
*ABB Ltd. ..................................................     Switzerland             550,000         56,085,407
*ABB Ltd., fgn. ............................................        Sweden               331,024         33,908,016
Alcatel SA..................................................        France               671,255        102,806,417
General Electric Co. PLC....................................    United Kingdom         1,020,700         10,224,889
Koninklijke Philips Electronics NV..........................     Netherlands             577,723         59,526,695
Motorola Inc. ..............................................    United States              5,031            464,110
                                                                                                     --------------
                                                                                                        263,015,534
                                                                                                     --------------
ELECTRONIC COMPONENTS & INSTRUMENTS 1.2%
BICC PLC....................................................    United Kingdom            95,041            172,688
Harman International Industries Inc. .......................    United States            282,600         12,010,500
Hewlett Packard Co. ........................................    United States            961,000        101,265,375
Twentsche Kabel Holdings NV.................................     Netherlands              13,500            440,613
                                                                                                     --------------
                                                                                                        113,889,176
                                                                                                     --------------
ENERGY EQUIPMENT & SERVICES
Sunoco Inc. ................................................    United States             10,800            351,675
                                                                                                     --------------
ENERGY SOURCES 4.1%
MOL Magyar Olay-Es Gazipari RT, GDS 144A....................       Hungary                22,456            570,382
Norsk Hydro ASA.............................................        Norway               353,433         14,727,313
Occidental Petroleum Corp. .................................    United States          2,927,800         63,496,663
Perez Companc SA, Reg B.....................................      Argentina           10,041,700         58,448,539
Royal Dutch Petroleum Co., Br. .............................     Netherlands           1,518,000         93,316,715
Shell Transport & Trading Co. PLC...........................    United Kingdom            42,200            336,224
Societe Elf Aquitaine SA, Br. ..............................        France               692,500        121,420,650
Valero Energy Corp. ........................................    United States          1,899,550         40,365,438
                                                                                                     --------------
                                                                                                        392,681,924
                                                                                                     --------------
FINANCIAL SERVICES 5.4%
AXA SA......................................................        France               406,063         50,524,660
Golden West Financial Corp. ................................    United States            253,800         23,048,212
Ing Groep NV................................................     Netherlands           1,480,356         81,151,810
Lend Lease Corp. Ltd. ......................................      Australia            3,780,563         46,108,951
Merrill Lynch & Co. Inc. ...................................    United States              5,200            388,050

                                                                              17
PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES (CONT.)
Morgan Stanley Dean Witter & Co. ...........................    United States          2,125,172     $  182,366,322
Nomura Securities Co. Ltd. .................................        Japan              9,170,000        134,231,839
                                                                                                     --------------
                                                                                                        517,819,844
                                                                                                     --------------
FOOD & HOUSEHOLD PRODUCTS .2%
Archer Daniels Midland Co. .................................    United States            199,021          2,587,278
Devro PLC...................................................    United Kingdom           151,200            312,412
IBP Inc. ...................................................    United States             20,000            458,750
Illovo Sugar Ltd. ..........................................     South Africa            258,900            234,125
McBride PLC.................................................    United Kingdom         2,561,600          3,912,978
Northern Foods PLC..........................................    United Kingdom           172,870            365,526
Panamerican Beverages Inc., A...............................        Mexico               753,400         14,173,337
Showa Sangyo Co. ...........................................        Japan                255,000            534,908
Tate & Lyle PLC.............................................    United Kingdom            70,500            450,608
                                                                                                     --------------
                                                                                                         23,029,922
                                                                                                     --------------
FOREST PRODUCTS & PAPER 2.8%
Assidoman AB................................................        Sweden               665,230         12,847,098
Assidoman AB, 144A..........................................        Sweden               199,569          3,854,129
Bowater Inc. ...............................................    United States            529,700         28,405,162
Georgia Pacific Corp. ......................................    United States              9,600            397,200
Georgia Pacific Timber Group................................    United States              4,800            115,500
Metsa Serla OY, B...........................................       Finland             2,552,500         24,156,747
*Shorewood Packaging Corp. .................................    United States             20,100            296,475
St. Joe Co. ................................................    United States          1,126,200         26,324,925
*Stora Enso OYJ, A, fgn. ...................................       Finland               126,055          1,464,595
*Stora Enso OYJ, R..........................................       Finland             2,638,100         35,109,649
*Stora Enso OYJ, R, fgn. ...................................       Finland             2,631,641         37,525,380
UPM-Kymmene Corp. ..........................................       Finland             2,802,290         96,936,887
                                                                                                     --------------
                                                                                                        267,433,747
                                                                                                     --------------
HEALTH & PERSONAL CARE 1.5%
China Pharmaceutical Enterprise & Invt. Corp. Ltd. .........        China                578,000            110,164
Internatio-Muller NV........................................     Netherlands              39,114            877,922
Medeva PLC..................................................    United Kingdom            79,000            153,069
Ono Pharmaceutical Co Ltd. .................................        Japan                265,500          8,668,795
Pharmacia & Upjohn Inc. ....................................    United States          2,152,830        112,485,368
Zurich Allied PLC...........................................    United Kingdom         2,015,000         24,510,741
                                                                                                     --------------
                                                                                                        146,806,059
                                                                                                     --------------
INDUSTRIAL COMPONENTS .2%
Goodyear Tire & Rubber Co. .................................    United States            301,400         16,916,075
Sylea SA....................................................        France                 4,000            244,626
Weir Group PLC..............................................    United Kingdom           102,800            504,157
                                                                                                     --------------
                                                                                                         17,664,858
                                                                                                     --------------

 18
PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 6.2%
Ace Ltd. ...................................................       Bermuda             4,507,500     $   96,629,531
Allstate Corp. .............................................    United States          2,799,300         91,852,031
American General Corp. .....................................    United States              4,034            286,414
American International Group Inc. ..........................    United States            837,588         77,633,891
Muenchener Rueckversicherungs-Gesellschaft, Reg D...........       Germany                27,041          5,169,708
*Muenchener Rueckversicherungs-Gesellschaft, wts.,
  6/03/02...................................................       Germany                 1,040             34,712
Partnerre Ltd. .............................................       Bermuda               524,600         19,279,050
Reliastar Financial Corp. ..................................    United States             10,386            468,019
+SCOR SA....................................................        France             1,942,833         96,900,527
Torchmark Corp. ............................................    United States              4,418            125,913
Unumprovident Corp. ........................................    United States          2,239,600         80,765,575
+W. R. Berkley Corp. .......................................    United States          1,863,100         42,385,525
XL Capital Ltd., A..........................................       Bermuda               722,875         36,369,648
Zurich Allied AG............................................     Switzerland              74,300         43,596,264
                                                                                                     --------------
                                                                                                        591,496,808
                                                                                                     --------------
MACHINERY & ENGINEERING .5%
Arcadis NV..................................................     Netherlands              78,000            646,739
First Tractor Company Ltd., H...............................        China              3,308,000            681,609
IHC Caland NV...............................................     Netherlands               5,000            235,279
Invensys PLC................................................    United Kingdom         7,388,994         37,841,401
KCI Konecranes International PLC............................       Finland                14,600            553,620
Laird Group PLC.............................................    United Kingdom           128,500            631,229
Makita Corp. ...............................................        Japan                148,000          1,754,754
Mckechnie Group PLC.........................................    United Kingdom           394,000          3,170,829
METSO OYJ...................................................       Finland                26,500            335,886
SNC-Lavalin Group Inc., A...................................        Canada                31,800            256,795
VA Technologie AG, Br. .....................................       Austria                 1,600            141,114
                                                                                                     --------------
                                                                                                         46,249,255
                                                                                                     --------------
MERCHANDISING 3.7%
Best Denki Co. Ltd. ........................................        Japan                 26,000            248,985
Coles Myer Ltd. ............................................      Australia            6,969,277         38,814,169
Dairy Farm International Holdings Ltd. .....................      Hong Kong           29,643,409         29,495,192
David Jones Ltd. ...........................................      Australia           13,322,194         10,440,524
Grupo Imsa SA de CV, ADR....................................        Mexico                22,200            355,200
Gucci Group NV..............................................     Netherlands           1,210,800        101,404,500
J. Sainsbury PLC............................................    United Kingdom         4,851,300         33,289,258
Li & Fung Ltd. .............................................      Hong Kong            5,688,000         18,239,339
Marks & Spencer PLC.........................................    United Kingdom        10,580,071         70,430,599
Matsuzakaya Co. Ltd. .......................................        Japan                 14,000             61,799
Safeway PLC.................................................    United Kingdom         4,426,689         18,399,754
Sears, Roebuck & Co. .......................................    United States            431,700         16,188,750

                                                                              19
PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MERCHANDISING (CONT.)
Takashimaya Co. Ltd. .......................................        Japan              2,182,000     $   19,502,577
Tesco PLC...................................................    United Kingdom            90,358            266,609
                                                                                                     --------------
                                                                                                        357,137,255
                                                                                                     --------------
METALS & MINING 3.2%
Alcan Aluminum Ltd. ........................................        Canada             1,123,391         36,964,548
Anglo American Platinum Corp. Ltd. .........................     South Africa          4,034,172         91,800,297
Barrick Gold Corp. .........................................        Canada               627,700         12,114,837
British Steel PLC...........................................    United Kingdom        25,213,500         66,184,880
Companhia Siderurgica Nacional CSN, ADR.....................        Brazil               691,280         17,195,590
Goldfields Ltd. ............................................      Australia              572,995            397,941
Iscor Ltd. .................................................     South Africa            689,200            256,099
Pechiney SA, A..............................................        France                 8,322            484,333
Pohang Iron & Steel Co. Ltd. ...............................     South Korea             471,545         64,479,978
Union Miniere...............................................       Belgium               350,000         14,014,787
WMC Ltd. ...................................................      Australia              124,405            547,481
                                                                                                     --------------
                                                                                                        304,440,771
                                                                                                     --------------
MULTI-INDUSTRY 6.4%
Alfa SA de CV, A............................................        Mexico                83,200            314,916
Broken Hill Proprietary Co. Ltd. ...........................      Australia           14,189,071        152,333,463
Cheung Kong Holdings Ltd. ..................................      Hong Kong           31,083,200        270,196,455
Elementis PLC...............................................    United Kingdom        10,675,076         20,083,033
First Pacific Co. Ltd. .....................................      Hong Kong           30,535,244         23,594,066
Hutchison Whampoa Ltd. .....................................      Hong Kong           13,053,100        127,334,607
Metra OY, B.................................................       Finland                20,600            369,897
Saab AB, B..................................................        Sweden                30,400            237,414
Swire Pacific Ltd., A.......................................      Hong Kong            1,436,800          7,419,777
Swire Pacific Ltd., B.......................................      Hong Kong            1,980,800          1,543,285
Wheelock and Company Ltd. ..................................      Hong Kong            3,706,462          4,820,933
                                                                                                     --------------
                                                                                                        608,247,846
                                                                                                     --------------
REAL ESTATE 4.6%
American Health Properties Inc. ............................    United States            443,400          8,757,150
*Corporacion Geo SA, Series B...............................        Mexico                50,000            165,529
Crescent Real Estate Equities Co. ..........................    United States          2,715,846         56,353,804
Duke-Weeks Realty Corp. ....................................    United States            525,642         11,794,092
Federal Realty Investment Trust.............................    United States            300,000          6,562,500
General Growth Properties...................................    United States            907,800         30,184,350
Hang Lung Development Co. Ltd. .............................      Hong Kong              271,000            312,351
Highwoods Properties Inc. ..................................    United States          1,231,900         30,566,519
Hon Kwok Land Investment Co. Ltd. ..........................      Hong Kong           10,484,740            864,147
Inversiones y Representacion SA.............................      Argentina            9,640,884         27,961,360
Inversiones y Representacion SA, GDR........................      Argentina              750,697         21,770,213
LTC Properties Inc. ........................................    United States             21,400            238,075
National Health Investors Inc. .............................    United States          1,091,800         19,379,450

 20
PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE (CONT.)
Nationwide Health Properties Inc. ..........................    United States            400,000     $    6,225,000
New World Development Co. Ltd. .............................      Hong Kong           44,082,678        106,159,711
Post Properties Inc. .......................................    United States              6,600            269,775
Rouse Co. ..................................................    United States          2,322,100         52,827,775
Summit Properties Inc. .....................................    United States            876,400         17,418,450
Union du Credit Bail Immobilier Unibail, Reg D..............        France               300,936         41,481,012
                                                                                                     --------------
                                                                                                        439,291,263
                                                                                                     --------------
RECREATION & OTHER CONSUMER GOODS 1.7%
Eastman Kodak Co. ..........................................    United States          1,306,400         95,938,750
Mattel Inc. ................................................    United States          3,125,100         66,603,694
                                                                                                     --------------
                                                                                                        162,542,444
                                                                                                     --------------
TELECOMMUNICATIONS 3.3%
AT&T Corp. .................................................    United States              1,100             49,500
Cable & Wireless HKT Ltd. ..................................      Hong Kong              413,642            940,198
*Cable & Wireless Optus Ltd., 144A..........................      Australia               62,640            136,496
Compania Anonima Nacional Telefonos de Venezuela, ADR.......      Venezuela                6,200            123,612
Embratel Participacoes SA...................................        Brazil            20,000,000            109,157
*General Motors Corp., H....................................    United States              3,761            193,691
*Latitude Communications Inc. ..............................    United States             25,000            348,437
*Mastec Inc. ...............................................    United States             23,000            642,562
*Millicom International Cellular SA.........................      Luxembourg               9,100            230,912
Nortel Networks Corp. ......................................        Canada             2,505,034        102,862,959
*Rostelecom, ADR............................................        Russia               126,400            861,100
Tele Sudeste Celular Participacoes SA.......................        Brazil            39,665,900             96,172
Telecom Argentina Stet-France SA, ADR.......................      Argentina            1,810,900         51,157,925
Telecom Italia SpA, di Risp.................................        Italy             10,883,800         62,135,663
Telecomunicacoes Brasileiras SA.............................        Brazil           147,744,000          6,071,956
Telecomunicacoes Brasileiras SA, ADR........................        Brazil               139,000         10,312,063
*Telecomunicacoes Brasileiras SA (Telebras).................        Brazil           147,744,000              3,844
Telecomunicacoes de Sao Paulo Celular (Telesp) SA...........        Brazil            36,205,000            999,311
Telecomunicacoes de Sao Paulo SA (Telesp)...................        Brazil            36,205,000          2,731,387
Telefonica de Argentina SA, ADR.............................      Argentina               28,896            859,656
Telefonica del Peru SA, ADR.................................         Peru                 20,230            276,898
Telefonos de Mexico SA (Telmex), ADR........................        Mexico               926,671         68,921,156
Telesp Participacoes SA.....................................        Brazil            17,665,900            188,332
                                                                                                     --------------
                                                                                                        310,252,987
                                                                                                     --------------
TEXTILES & APPAREL 1.4%
Adidas-Salomon AG...........................................       Germany             1,335,800        123,809,295
*Yizheng Chemical Fibre Co. Ltd., H.........................        China             17,256,000          5,111,144
                                                                                                     --------------
                                                                                                        128,920,439
                                                                                                     --------------

                                                                              21
PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION 1.1%
Air New Zealand Ltd., B.....................................     New Zealand               6,019     $       10,891
British Airways PLC.........................................    United Kingdom            83,697            548,416
*Fritz Cos. Inc. ...........................................    United States             33,200            377,650
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom         6,592,086        106,209,422
Singapore Airlines Ltd., fgn. ..............................      Singapore               55,800            523,446
                                                                                                     --------------
                                                                                                        107,669,825
                                                                                                     --------------
UTILITIES ELECTRICAL & GAS 4.1%
Bses Ltd., GDR, 144A........................................        India                 14,600            225,941
*Centrais Geradoras do Sul do Brasil SA, ADR................        Brazil               115,480            345,479
Centrica PLC................................................    United Kingdom        11,116,800         29,628,236
Entergy Corp. ..............................................    United States          4,247,300        126,622,631
Gener SA, ADR...............................................        Chile                  9,800            179,462
Iberdrola SA, Br. ..........................................        Spain              2,518,817         36,182,637
Korea Electric Power Corp. .................................     South Korea           4,030,150        150,213,130
National Grid Group PLC.....................................    United Kingdom         5,095,296         33,837,006
National Power PLC..........................................    United Kingdom            54,200            385,860
Potomac Electric Power Co. .................................    United States             27,680            733,520
Public Service Co. of New Mexico............................    United States             17,000            319,813
Texas Utilities Co. ........................................    United States             15,650            632,847
Thames Water Group PLC......................................    United Kingdom            45,364            652,840
Transportadora de Gas del Sur SA, B, Reg S, ADR.............      Argentina              966,500          7,369,563
Veba AG.....................................................       Germany                   600             37,803
                                                                                                     --------------
                                                                                                        387,366,768
                                                                                                     --------------
TOTAL COMMON STOCKS (COST $5,358,416,700)...................                                          7,176,093,633
                                                                                                     --------------
PREFERRED STOCKS 3.0%
Banco Itau SA, pfd. ........................................        Brazil            48,340,000         22,384,287
Centrais Eletricas Brasileiras SA (Electrobras), ADR,
  pfd. .....................................................        Brazil                23,800            187,911
Cia Vale do Rio Doce, A, pfd. ..............................        Brazil             1,552,700         34,414,683
Cia Vale do Rio Doce, A, ADR, pfd. .........................        Brazil             1,566,800         34,727,201
Embratel Participacoes SA, ADR, pfd. .......................        Brazil             7,130,650         76,208,822
Fiat SpA, pfd. .............................................        Italy              1,775,070         27,945,517
Moebel Walther AG, pfd. ....................................       Germany                16,400            226,924
News Corp. Ltd., pfd. ......................................      Australia            4,394,182         29,033,423
Philippine Long Distance Telephone Co., GDR, cvt., pfd. ....     Philippines               6,440            290,605
Sociedad Quimica y Minera de Chile SA, ADR, pfd. ...........        Chile                  9,400            282,588
Tele Celular Sul Participacoes SA, ADR, pfd. ...............        Brazil                62,365          1,184,935
Tele Centro Oeste Celular Participacoes SA, ADR, pfd. ......        Brazil               207,881            701,598
Tele Centro Sul Participacoes SA, ADR, pfd. ................        Brazil               124,730          6,821,172
Tele Leste Celular Participacoes SA, ADR, pfd. .............        Brazil                12,473            321,180
Tele Nordeste Celular Participacoes SA, ADR, pfd. ..........        Brazil                31,182            775,652
Tele Norte Celular Participacoes SA, ADR, pfd. .............        Brazil                12,473            267,390
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........        Brazil               124,730          2,923,359

 22
PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                   COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONT.)
*Telecomunicacoes Brasileiras SA, ADR, pfd. ................        Brazil               762,650     $       35,749
Telecomunicacoes de Sao Paulo SA (Telesp), pfd. ............        Brazil               116,464             10,209
Telemig Celular Participacoes SA, ADR, pfd. ................        Brazil                31,182            935,460
Telesp Celular Participacoes SA, ADR, pfd. .................        Brazil               249,460          5,768,763
Telesp Participacoes SA, ADR, pfd. .........................        Brazil             2,594,650         42,325,228
                                                                                                     --------------
TOTAL PREFERRED STOCKS (COST $318,522,181)..................                                            287,772,656
                                                                                                     --------------
                                                                                    PRINCIPAL
                                                                                     AMOUNT**
                                                                                     --------
BONDS 2.1%
Alfa SA de CV:
 cvt., 144A, 8.00%, 9/15/00.................................        Mexico        $      180,000            180,000
 cvt., 8.00%, 9/15/00.......................................        Mexico                60,000             60,000
Government of Italy, cvt., 5.00%, 6/28/01...................        Italy             45,805,000         80,330,519
National Grid Group PLC, cvt., 144A, 4.25%, 2/17/08.........    United Kingdom        16,000,000GBP      29,007,413
Sony Corp., cvt., 1.40%, 3/31/05............................        Japan          3,419,000,000JPY      55,691,860
Telefonica Europe BV, 144A, 2.00%, 7/15/02..................     Netherlands          23,471,000         38,011,519
                                                                                                     --------------
TOTAL BONDS (COST $159,810,540).............................                                            203,281,311
                                                                                                     --------------
SHORT TERM INVESTMENTS 13.6%
Fannie Mae, 4.70% to 5.45%, with maturities to 2/24/00......    United States        147,804,000        145,525,774
Federal Farm Credit Bank, 5.60%, 3/01/00....................    United States         57,000,000         56,941,803
Federal Home Loan Bank, 5.40% to 5.691%, with maturities to
  3/01/00...................................................    United States        489,131,000        489,139,880
Federal Home Loan Mortgage Corp., 4.89% to 5.41%, with
 maturities to 2/22/00......................................    United States        438,869,000        431,234,613
Sallie Mae, 5.421% to 5.445%, with maturities to 2/17/00....    United States        125,260,000        125,228,837
U.S. Treasury Bills, 4.32% to 4.72%, with maturities to
  11/18/99..................................................    United States         46,243,000         45,984,445
                                                                                                     --------------
TOTAL SHORT TERM INVESTMENTS (COST $1,293,948,764)..........                                          1,294,055,352
                                                                                                     --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST
 $7,130,698,185)............................................                                          8,961,202,952
                                                                                                     --------------

                                                                              23
PAGE

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1999 (CONT.)

                                                                                    PRINCIPAL
                                                                   COUNTRY           AMOUNT**            VALUE
-------------------------------------------------------------------------------------------------------------------
(a)REPURCHASE AGREEMENTS 7.6%
CIBC Oppenheimer Corp., 5.42%, 9/01/99 (Maturity Value
 $197,029,659)
 Collateralized by U.S. Treasury Notes and Bonds............    United States     $  197,000,000     $  197,000,000
Deutsche Bank, 5.43%, 9/01/99 (Maturity Value $189,028,508)
 Collateralized by U.S. Treasury Notes and Bonds............    United States        189,000,000        189,000,000
Morgan Stanley Group, 5.40%, 9/01/99 (Maturity Value
 $163,024,450)
 Collateralized by U.S. Treasury Notes and Bonds............    United States        163,000,000        163,000,000
Paribas Corp., 5.43%, 9/01/99 (Maturity Value $175,026,396)
 Collateralized by U.S. Treasury Notes and Bonds............    United States        175,000,000        175,000,000
                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (COST $724,000,000).............                                            724,000,000
                                                                                                     --------------
TOTAL INVESTMENTS (COST $7,854,698,185) 101.5%..............                                          9,685,202,952
OTHER ASSETS, LESS LIABILITIES (1.5%).......................                                           (142,508,262)
                                                                                                     --------------
TOTAL NET ASSETS 100.0%.....................................                                         $9,542,694,690
                                                                                                     ==============

CURRENCY ABBREVIATIONS:

GBP -- British Pound
JPY -- Japanese Yen

*Non-income producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
+The Investment Company Act of 1940 defines "affiliated persons" to include any persons, such as the Fund, that owns 5% or more of the outstanding voting securities of another person. Investments in "affiliated persons" at August 31, 1999, were $139,286,052.
(a)At August 31, 1999, all repurchase agreements held by the Fund had been entered into on that date.
                       See Notes to Financial Statements.
 24
PAGE


TEMPLETON WORLD FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1999

Assets:
 Investments in securities, at value (cost
  $7,130,698,185)...........................................    $8,961,202,952
 Repurchase agreements, at value and cost...................       724,000,000
 Cash.......................................................        18,673,524
 Receivables:
  Investment securities sold................................        21,335,883
  Capital shares sold.......................................        15,702,887
  Dividends and interest....................................        22,988,937
                                                                --------------
      Total assets..........................................     9,763,904,183
                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................       203,148,273
  Capital shares redeemed...................................         7,995,572
  To affiliates.............................................         8,680,448
 Accrued expenses...........................................         1,385,200
                                                                --------------
      Total liabilities.....................................       221,209,493
                                                                --------------
Net assets, at value........................................    $9,542,694,690
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $  169,487,428
 Net unrealized appreciation................................     1,830,504,767
 Accumulated net realized gain..............................       566,638,705
 Capital shares.............................................     6,976,063,790
                                                                --------------
Net assets, at value                                            $9,542,694,690
                                                                ==============
CLASS A:
 Net asset value per share ($9,115,994,692 / 502,637,737
   shares outstanding)......................................            $18.14
                                                                ==============
 Maximum offering price per share ($18.14 / 94.25%).........            $19.25
                                                                ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($9,260,923 / 513,128 shares outstanding)*................            $18.05
                                                                ==============
CLASS C:
 Net asset value per share ($417,439,075 / 23,574,990 shares
  outstanding)*.............................................            $17.71
                                                                ==============
 Maximum offering price per share ($17.71 / 99.00%).........            $17.89
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              25
PAGE


TEMPLETON WORLD FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1999

Investment Income:
 (net of foreign taxes of $14,316,833)
 Dividends..................................................    $205,743,711
 Interest...................................................      70,868,961
                                                                ------------
      Total investment income...............................                    $  276,612,672
Expenses:
 Management fees (Note 3)...................................      55,762,639
 Administrative fees (Note 3)...............................       7,073,914
 Distribution fees (Note 3)
  Class A...................................................      19,638,809
  Class B...................................................          24,340
  Class C...................................................       3,749,222
 Transfer agent fees (Note 3)...............................       8,059,000
 Custodian fees.............................................       2,187,000
 Reports to shareholders....................................         955,400
 Registration and filing fees...............................         138,200
 Professional fees..........................................          88,300
 Directors' fees and expenses...............................         171,000
 Other......................................................          43,509
                                                                ------------
      Total expenses........................................                        97,891,333
                                                                                --------------
            Net investment income...........................                       178,721,339
                                                                                --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     567,944,329
  Foreign currency transactions.............................      (5,225,732)
                                                                ------------
      Net realized gain.....................................                       562,718,597
      Net unrealized appreciation on investments............                     1,697,687,609
                                                                                --------------
Net realized and unrealized gain............................                     2,260,406,206
                                                                                --------------
Net increase in net assets resulting from operations........                    $2,439,127,545
                                                                                ==============

                       See Notes to Financial Statements.
 26
PAGE


TEMPLETON WORLD FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1999 AND 1998

                                                                     1999                 1998
                                                                ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $  178,721,339       $   218,917,865
  Net realized gain from investments and foreign currency
   transactions.............................................       562,718,597           965,989,691
  Net unrealized appreciation (depreciation) on
   investments..............................................     1,697,687,609        (1,892,989,415)
                                                                ------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................     2,439,127,545          (708,081,859)

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................      (180,149,378)         (200,201,253)
   Class C..................................................        (6,049,599)           (4,448,539)
  Net realized gains:
   Class A..................................................      (693,063,687)       (1,180,370,911)
   Class C..................................................       (29,487,922)          (33,385,853)

 Capital share transactions (Note 2):
   Class A..................................................      (205,209,640)        1,252,291,503
   Class B..................................................         9,040,599                    --
   Class C..................................................        31,127,157           193,883,707
                                                                ------------------------------------
    Net increase (decrease) in net assets...................     1,365,335,075          (680,313,205)

Net assets:
 Beginning of year..........................................     8,177,359,615         8,857,672,820
                                                                ------------------------------------
 End of year................................................    $9,542,694,690       $ 8,177,359,615
                                                                ====================================

Undistributed net investment income included in net assets:
 End of year................................................    $  169,487,428       $   174,852,694
                                                                ====================================

                       See Notes to Financial Statements.
                                                                              27
PAGE

TEMPLETON WORLD FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton World Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

 28
PAGE

TEMPLETON WORLD FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. MERGER WITH TEMPLETON GLOBAL INFRASTRUCTURE FUND AND TEMPLETON GROWTH AND INCOME FUND

On July 22, 1999, the Fund acquired all of the net assets of the Templeton Global Infrastructure Fund pursuant to a plan of reorganization approved by the Global Infrastructure Fund's shareholders. The merger was accomplished by a tax-free exchange of 926,808 Class A shares and 179,108 Class C shares (valued at $18.29 per share and $17.87 per share, respectively) for the net assets of the Global Infrastructure Fund which aggregated $20,151,975, including $1,330,042 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $9,638,473,098.

On July 29, 1999, the Fund acquired all of the net assets of the Templeton Growth and Income Fund pursuant to a plan of reorganization approved by the Growth and Income Fund's shareholders. The merger was accomplished by a tax-free exchange of 1,755,844 Class A shares and 792,151 Class C shares (valued at $18.16 per share and $17.74 per share, respectively) for the net assets of the Growth and Income Fund which aggregated $45,938,881, including $2,680,383 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $9,653,130,530.

                                                                              29
PAGE

TEMPLETON WORLD FUND
Notes to Financial Statements (continued)

3. CAPITAL STOCK

The Fund offers three classes of shares: Class A, Class B, and Class C shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a third class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At August 31, 1999, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 1.2 billion shares have been classified as Fund shares as follows: 800 million Class A shares, 200 million Class B shares, and 200 million Class C shares. Transactions in the Fund's shares were as follows:

                                                                             YEAR ENDED AUGUST 31,
                                                    -----------------------------------------------------------------------
                                                                 1999                                    1998
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS A SHARES:
Shares sold.......................................   239,655,133    $ 4,032,873,847          120,413,437    $ 2,177,193,072
Shares issued on reinvestment of distributions....    53,401,120        780,738,937           69,173,107      1,243,610,702
Shares issued on mergers..........................     2,682,652         48,837,445                   --                 --
Shares redeemed...................................  (301,379,988)    (5,067,659,869)        (121,253,126)    (2,168,512,271)
                                                    -----------------------------------------------------------------------
Net increase (decrease)...........................    (5,641,083)   $  (205,209,640)          68,333,418    $ 1,252,291,503
                                                    =======================================================================

                                                             PERIOD ENDED
                                                           AUGUST 31, 1999*
                                                    -------------------------------
                                                       SHARES           AMOUNT
                                                       -----------------------
CLASS B SHARES:
Shares sold.......................................       523,243    $     9,223,801
Shares redeemed...................................       (10,115)          (183,202)
                                                    -------------------------------
Net increase......................................       513,128    $     9,040,599
                                                    ===============================

                                                                             YEAR ENDED AUGUST 31,
                                                    -----------------------------------------------------------------------
                                                                 1999                                    1998
                                                    -----------------------------------------------------------------------
                                                       SHARES           AMOUNT                 SHARES           AMOUNT
                                                       ---------------------------------------------------------------
CLASS C SHARES:
Shares sold.......................................    13,729,928    $   220,404,100           13,583,157    $   242,883,205
Shares issued on reinvestment of distributions....     2,101,303         30,196,067            1,794,638         31,767,645
Shares issued on mergers..........................       971,259         17,253,411                   --                 --
Shares redeemed...................................   (14,693,533)      (236,726,421)          (4,622,432)       (80,767,143)
                                                    -----------------------------------------------------------------------
Net increase......................................     2,108,957    $    31,127,157           10,755,363    $   193,883,707
                                                    =======================================================================

*Effective date of Class B shares was January 1, 1999.

 30
PAGE

TEMPLETON WORLD FUND
Notes to Financial Statements (continued)

4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1999, there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $845,976 and $318,554, respectively.

5. INCOME TAXES

At August 31, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes of $7,860,195,367 was as follows:

Unrealized appreciation.....................................  $2,076,560,205
Unrealized depreciation.....................................    (251,552,620)
                                                              --------------
Net unrealized appreciation.................................  $1,825,007,585
                                                              ==============

At August 31, 1999, the Fund had deferred currency losses occurring subsequent to October 31, 1998 of $4,500,000. For tax purposes, such losses will be reflected in the year ending August 31, 2000.

                                                                              31
PAGE

TEMPLETON WORLD FUND
Notes to Financial Statements (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1999 aggregated $3,015,747,356 and $5,386,878,611, respectively.

 32
PAGE


TEMPLETON WORLD FUND
INDEPENDENT AUDITOR'S REPORT
To the Board of Directors and Shareholders

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton World Fund series of Templeton Funds, Inc. (the "Fund") at August 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended August 31, 1998, including financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP

Ft. Lauderdale, Florida
September 30, 1999

                                                                              33
PAGE

TEMPLETON WORLD FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $572,964,483 as a capital gain dividend for the fiscal year ended August 31, 1999.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 19.11% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 1999.

At August 31, 1999, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund to Class A, Class B, and Class C shareholders in October 1999.

                                     CLASS A                               CLASS B
                        ------------------------------------------------------------------------
                         FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
       COUNTRY          PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
------------------------------------------------------------------------------------------------
Argentina.............     $0.0000            $0.0111            $0.0000            $0.0110
Australia.............      0.0008             0.0167             0.0008             0.0166
Belgium...............      0.0001             0.0005             0.0001             0.0005
Bermuda...............      0.0000             0.0036             0.0000             0.0035
Brazil................      0.0043             0.0200             0.0043             0.0199
Canada................      0.0005             0.0023             0.0005             0.0023
China.................      0.0000             0.0011             0.0000             0.0011
Finland...............      0.0011             0.0050             0.0011             0.0050
France................      0.0036             0.0199             0.0036             0.0199
Germany...............      0.0004             0.0029             0.0004             0.0029
Hong Kong.............      0.0000             0.0248             0.0000             0.0247
India.................      0.0000             0.0005             0.0000             0.0005
Italy.................      0.0006             0.0094             0.0006             0.0094
Japan.................      0.0004             0.0017             0.0004             0.0017
Mexico................      0.0002             0.0066             0.0002             0.0065
Netherlands...........      0.0025             0.0149             0.0025             0.0149
New Zealand...........      0.0001             0.0003             0.0001             0.0003
Norway................      0.0001             0.0004             0.0001             0.0004
Philippines...........      0.0001             0.0003             0.0001             0.0003
Russia................      0.0000            -0.0003             0.0000            -0.0003
Singapore.............      0.0008             0.0025             0.0008             0.0025
South Africa..........      0.0000             0.0057             0.0000             0.0057
South Korea...........      0.0008             0.0033             0.0008             0.0033
Spain.................      0.0006             0.0037             0.0006             0.0037
Sweden................      0.0003             0.0026             0.0003             0.0026
Switzerland...........      0.0003             0.0013             0.0003             0.0013
United Kingdom........      0.0087             0.0550             0.0087             0.0548
                        ------------------------------------------------------------------------
TOTAL.................     $0.0263            $0.2158            $0.0263            $0.2150
                        ========================================================================

                                     CLASS C
                        ----------------------------------
                         FOREIGN TAX       FOREIGN SOURCE
       COUNTRY          PAID PER SHARE    INCOME PER SHARE
----------------------  ----------------------------------
Argentina.............     $0.0000            $0.0074
Australia.............      0.0008             0.0111
Belgium...............      0.0001             0.0003
Bermuda...............      0.0000             0.0024
Brazil................      0.0043             0.0133
Canada................      0.0005             0.0016
China.................      0.0000             0.0007
Finland...............      0.0011             0.0033
France................      0.0036             0.0133
Germany...............      0.0004             0.0020
Hong Kong.............      0.0000             0.0165
India.................      0.0000             0.0003
Italy.................      0.0006             0.0063
Japan.................      0.0004             0.0011
Mexico................      0.0002             0.0044
Netherlands...........      0.0025             0.0100
New Zealand...........      0.0001             0.0002
Norway................      0.0001             0.0003
Philippines...........      0.0001             0.0002
Russia................      0.0000            -0.0002
Singapore.............      0.0008             0.0017
South Africa..........      0.0000             0.0038
South Korea...........      0.0008             0.0022
Spain.................      0.0006             0.0025
Sweden................      0.0003             0.0018
Switzerland...........      0.0003             0.0008
United Kingdom........      0.0087             0.0367
                        -----------------------------
TOTAL.................     $0.0263            $0.1440
                        =============================

 34
PAGE


TEMPLETON WORLD FUND
Tax Designation (continued)

In January 2000, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 1999. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

                                                                              35
PAGE


TEMPLETON WORLD FUND
CHANGE IN INDEPENDENT AUDITOR

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund. McGladrey resigned pursuant to their agreement to sell their investment company practice to PricewaterhouseCoopers LLP (PwC). The McGladrey partners and professionals previously serving the Fund, have joined PwC and performed the August 31, 1999 audit.

None of the reports of McGladrey on the financial statements of the Fund, including those of the past two fiscal years have ever contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope or accounting principles.

During the period McGladrey served the Fund, including the two most recent fiscal years and subsequent interim period, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On August 31, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

 36

PAGE



ANNUAL REPORT
PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES AGENT
1-800/632-2301

This report must be preceded or accompanied by the current Templeton World Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

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